DEFERRED REVENUES	12 Months Ended
Dec. 31, 2020
DEFERRED REVENUES
DEFERRED REVENUES

11— DEFERRED REVENUES

Deferred revenues consist of the following:

	2020	2019
Deferred revenues on maintenance contracts	1,761	1,741
Deferred revenue on RPP	255	243
Deferred revenue on sale of devices	135	115
Deferred revenue on extension of warranty, included in sales contracts	782	837
Deferred research and development grants	693	269
Total	3,627	3,205
Less long term portion	(926)	(1,313)
Current portion	2,701	1,892

Deferred revenue on extension of warranty will be recognized over the following periods:

December 31,
2020
2021	300
2022	314
2023	143
2024	18
2025	8
Total	782

Changes in deferred revenue on extension of warranty are as follows:

Total
Balance as of December 31, 2018	855
New extension of warranty	254
Recognition of revenue	(272)
Balance as of December 31, 2019	837
New extension of warranty	206
Recognition of revenue	(261)
Balance as of December 31, 2020	782